Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Changes in Goodwill
Total
RMB
Acquisition of Paipai	1,799,529
Other acquisition	3,886
Balance of goodwill as of December 31, 2020 and 2021	1,803,415